SHARE CAPITAL (Details Narrative)	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares
Statement [Line Items]
Common shares issued and fully paid | shares	802,226,149	802,226,149	700,200,059	700,200,059
Granted shares		$ 1,090,000
Performance shares granted | shares	1,913,000	1,913,000
Aggregate gross proceeds	$ 5,325,000
Issued an aggregate of flow-through units | shares	17,749,868	17,749,868
FT shares price per share | $ / shares	$ 0.30
Paid issuance costs		$ 271,000
Amount of share capital		3,703,000
Weighted average exercise price | $ / shares	$ 0		$ 0.44
Remaining share issuance cost		1,351,000
Outstanding flow-through share premium liability		$ 1,042,000
Weighted Average stock options granted	$ 16,010,000
Stock options granted fair value	2,173,644		$ 2,832,105
Stock option exercise	$ 0			$ 2,287,500
Weighted average fair value per stock options | $ / shares	$ 0.14		$ 0.23
Unvested Options	$ 8,142,500		$ 6,463,750
Unvested stock options fair value Grant	$ 1,100,717
Deferred Share Units D S Us [Member]
Statement [Line Items]
Shares granted | shares			356,000	356,000